Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (313,433)
Financial liabilities at end of period	(297,822)	kr (313,433)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(41,461)	(43,730)
Purchases	(6,726)	(10,577)
Settlements & sales	17,361	15,885
Transfers to level 3	(1)	(10,649)
Transfers from level 3		5,275
Gains (+) and losses (-) through profit or loss	342	(2,942)
Gains (+) and losses (-) in Other comprehensive income	(33)	44
Exchange-rate differences assets and liabilities	(1,064)	5,233
Financial assets and liabilities at fair value, at the end of period	(31,582)	(41,461)
Unrealized fair value changes	328	36
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(41,198)	(43,752)
Purchases liabilities	(6,735)	(10,584)
Settlements & sales	17,922	16,285
Transfers to level 3		(10,649)
Transfers from level 3		6,534
Gains (+) and losses (-) through profit or loss	(505)	(1,345)
Gains (+) and losses (-) in Other comprehensive income	(33)	44
Exchange-rate differences	(4)	2,269
Financial liabilities at end of period	(30,553)	(41,198)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(263)	22
Purchases	9	7
Settlements & sales	(561)	(400)
Transfers to level 3	(1)
Transfers from level 3		(1,259)
Gains (+) and losses (-) through profit or loss	847	(1,597)
Exchange-rate differences assets and liabilities	(1,060)	2,964
Financial assets and liabilities at fair value, at the end of period	kr (1,029)	kr (263)